Cash and cash equivalents (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash and Cash Equivalents [Line Items]
Other cahs payment to acquire interests in joint ventures	$ 13,549,638	$ 59,505,559	$ 49,312,890
Cash flow used for control of subsidiaries or other business	0	49,222,782	7,800,000
Cash flow used in the purchase of non-controling interests	0	0	1,149,689
Payment for changes in ownership interests in subidiaries	8,652,268	5,819,495	0
Total	$ 22,201,906	$ 114,547,836	$ 58,262,579